Shareholder Report, Line Graph (Details) - USD ($)			3 Months Ended	12 Months Ended	15 Months Ended	27 Months Ended
		Jun. 30, 2023	Sep. 30, 2023	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025
C000261746
Account Value [Line Items]
Line Graph and Table Measure Name	[1]			SEI DBi Multi-Strategy Alternative ETF
Accumulated Value		$ 10,000	$ 10,159		$ 10,912	$ 11,260
Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2]			Bloomberg U.S. Aggregate Bond Index (USD) (TR)
Accumulated Value		10,000	9,677		10,796	11,108
ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name				ICE BofA U.S. 3-Month Treasury Bill Index (USD)
Accumulated Value		$ 10,000	$ 10,131		$ 10,684	$ 11,152

[1]	The Fund commenced operations on August 25, 2025 when the SEI Institutional Managed Trust Liquid Alternative Fund (“Acquired Fund”) reorganized into the Fund. For periods prior to August 25, 2025, the Fund’s performance information is based on the performance of the Acquired Fund’s Class F Shares. In anticipation of the reorganization, Acquired Fund Class F shares implemented a contractual fee wavier on August 3, 2025 that limited Class F’s total fund operating expenses to an amount equal to the Fund’s expected total annual fund operation expenses. The Fund’s returns would have only differed from the returns of the Acquired Fund’s Class F Shares to the extent that, prior to the implementation of the contractual fee waiver, the total fund operating expenses of the Class F Shares were higher than the Fund’s current total annual fund operation expenses.
[2]	Total Return (TR) - Reflects no deductions for fees, expenses or taxes.